NON - CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
NON - CONTROLLING INTERESTS
Profit/(loss) for the year allocated to non-controlling interests	¥ 6,651,402	$ 964,363	¥ 5,557,455	¥ 1,382,629
Accumulated balances of non-controlling interests at the year end	33,352,955		29,213,945		$ 4,835,724
Revenue	290,987,942	42,189,286	298,885,350	203,993,079
Profit for the year	10,843,329	1,572,135	11,316,877	2,244,683
Total comprehensive income/(loss)for the year	10,320,540	1,496,337	11,576,844	2,322,386
Current assets	54,535,973		54,109,659		7,906,973
Non-current assets	157,812,058		170,753,164		22,880,597
Current liabilities	62,366,823		61,915,602		9,042,339
Non-current liabilities	62,225,241		73,249,653		$ 9,021,812
Net cash flows from operating activities	27,745,178	4,022,673	35,156,246	19,418,532
Net cash flows used in investing activities	(3,418,297)	(495,605)	(1,672,258)	(3,307,842)
Net cash flows used in financing activities	(27,037,749)	(3,920,105)	(23,413,404)	(18,229,763)
Effect of foreign exchange rate changes, net	¥ (156,067)	$ (22,629)	¥ 72,446	¥ (92,048)
Ningxia Energy
NON - CONTROLLING INTERESTS
Non-controlling interests (in percent)	29.18%	29.18%	29.18%
Profit/(loss) for the year allocated to non-controlling interests	¥ 818,960		¥ (90,237)
Dividends distributed to non-controlling interests	1,630		115,380
Accumulated balances of non-controlling interests at the year end	5,893,332		5,055,069
Revenue	9,038,881		7,670,316
Total expenses	7,397,765		7,979,557
Profit for the year	1,641,116		(309,241)
Total comprehensive income/(loss)for the year	1,641,116		(309,241)
Current assets	3,615,322		2,912,805
Non-current assets	27,756,457		29,086,775
Current liabilities	9,043,923		8,256,229
Non-current liabilities	9,651,197		12,710,354
Net cash flows from operating activities	3,529,657		5,458,921
Net cash flows used in investing activities	(760,210)		(802,678)
Net cash flows used in financing activities	(2,446,726)		(5,381,480)
Net increase/(decrease) in cash and cash equivalents	¥ 322,721		¥ (725,237)
Yunnan Aluminum
NON - CONTROLLING INTERESTS
Non-controlling interests (in percent)	70.90%	70.90%	70.90%
Profit/(loss) for the year allocated to non-controlling interests	¥ 3,822,549		¥ 2,850,754
Dividends distributed to non-controlling interests	464,414		103,234
Accumulated balances of non-controlling interests at the year end	17,602,176		14,261,948
Revenue	48,463,025		41,668,819
Total expenses	43,195,002		37,456,484
Profit for the year	5,268,023		4,212,335
Total comprehensive income/(loss)for the year	5,250,479		4,225,069
Current assets	8,245,650		5,360,494
Non-current assets	30,798,212		32,476,625
Current liabilities	9,046,545		9,836,320
Non-current liabilities	4,720,806		7,090,461
Net cash flows from operating activities	6,916,119		6,961,628
Net cash flows used in investing activities	(1,033,033)		(1,181,811)
Net cash flows used in financing activities	(4,590,174)		(4,773,308)
Effect of foreign exchange rate changes, net	4,194		(1,466)
Net increase/(decrease) in cash and cash equivalents	¥ 1,297,106		¥ 1,005,043